NYSA SERIES TRUST

CERTIFICATION PURSUANT TO RULE 497(j)

August 14, 2009

The undersigned, on behalf of  Nysa Series Trust (“Registrant”) hereby certifies that the form of Prospectus dated as of July 28, 2009 that would have been filed under Rule 497(c),  would not have differed from that contained in the Registrant’s most recent post-effective amendment on Form N-1A.   The text of Registrant’s most recent post-effective amendment to the registration statement on Form N-1A was filed electronically on July 28, 2009.

Nysa Series Trust

/S/        Gregg A. Kidd

By:

Gregg Kidd

Its:

President